CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
OPERATING ACTIVITIES:
Net loss	$ (19,433,195)	$ (13,263,444)	$ (23,159,225)	$ (10,083,103)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	487,924	600,725	804,788	415,979
Stock-based compensation	2,322,630	4,623,657	7,224,239	4,328,497
Bad debt expense recovery	(18,175)	0	74,706	0
Amortization of debt discount and beneficial conversion feature	685,766	1,328,908	1,620,709	530,484
Interest expense on conversion of notes payable	3,464,187	0	2,647,445	248,858
Loss on disposal			0	5,572
Gain on sale of membership interest in GB Sciences Puerto Rico, LLC			(357,968)	0
Stock issued for settlement of Pacific Leaf royalty agreement	2,140,925	0	(1,269,818)	0
Loss on disposition of THC LLC Note	113,623	0
Gain on sale of assets	0	(357,968)
Changes in operating assets and liabilities:
Accounts Receivable	255,442	(552,501)
Prepaid expenses and other assets	704,640	(300,878)	(1,962,470)	(82,702)
Inventory	(1,647,252)	(518,371)
Accounts payable	1,897,771	(64,467)	975,591	61,906
Accrued expenses	756,390	481,830	1,154,009	105,514
Income taxes payable	737,568	0
Net cash used in operating activities	(7,531,756)	(8,022,509)	(12,247,994)	(4,468,995)
INVESTING ACTIVITIES:
Cash deconsolidated on sale of membership interest in GB Sciences Puerto Rico, LLC	0	(19,417)	(19,417)	0
Payments on capital lease obligations	(559,892)	0	(740,680)
Purchase of property and equipment	(9,843,521)	(1,210,481)	(3,429,751)	(3,052,270)
Change in deposits and other assets	(89,887)	(246,793)	(1,213,671)	(1,144,053)
Net cash used in investing activities	(10,493,300)	(1,476,691)	(5,403,519)	(4,196,323)
FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants	8,823,555	0	7,200,000	9,749,465
Proceeds from issuance of debt	300,000	0
Proceeds from non-controlling interest	6,920,856	120,000	3,120,000	329,134
Proceeds from convertible notes payable	0	8,235,500	8,235,500	1,620,305
Payments under long-term obligations	(275,000)	(66,465)	(21,440)	(375,457)
Other financing activities	0	4,619	4,200	0
Payments made to settle Pacific Leaf Royalty Agreement	(1,000,000)	0
Net cash provided by financing activities	14,769,411	8,293,654	18,538,260	11,323,447
Net change in cash and cash equivalent	(3,255,645)	(1,205,546)	886,747	2,658,129
CASH AND CASH EQUIVALENT AT BEGINNING OF PERIOD	3,579,700	2,692,953	2,692,953	34,824
CASH AND CASH EQUIVALENT AT END OF PERIOD	324,055	1,487,407	3,579,700	2,692,953
Non-cash transactions:
Stock issued to settle payables			0	590,777
Stock issued to upon conversion of long-term note payable	4,640,971	656,886	3,806,234	3,688,319
Stock issued to settle legal obligations			0	460,840
Stock issued to settle Pacific Leaf Royalty Agreement	131,000	0	1,040,000	0
Capital lease obligation	0	2,525,000	2,525,000	3,900,000
Stock and warrants issued upon amendment of long-term note payable			0	875,663
Induced dividend from warrant exercises	$ 2,861,436	$ 0	$ 0	$ 4,565,192